UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X   Rule 15-Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2012 to March 31, 2012

Date of Report (Date of earliest event reported)  May 11, 2012

Pooled Auto Securities Shelf LLC

Commission File Number of securitizer:     025-00310

Central Index Key Number of securitizer:     0001113167

Stuart Portoghese - 612/667-0161
Name and telephone number, including area code,
of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period Pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period Pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03    Notice of Termination of Duty to File Reports under Rule 15Ga-1

If a securitizer terminates its reporting obligation pursuant to Rule 15Ga-1(c)(3), provide the date of the last payment on the last asset-backed security outstanding that was issued by or issued by an affiliate of the securitizer.

The date of the last payment on Wachovia Auto Owner Trust 2006-A was August 20, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Pooled Auto Securities Shelf LLC (Securitizer)

Date    May 11, 2012

/s/ Barbara Brett    (Signature)
Barbara Brett, Senior Vice President